Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties	The following is a list of related parties which the Group has transactions with:
No.	Name of Related Parties	Relationship
1	Yiran Xu	Chairman, Chief Executive Officer and a significant shareholder of the Company
2	Xiaoting Wang	An employee of Beijing Gaea (as defined below)
3	Yanzhi Wang	Beneficial owner of Avatar (as defined below)
4	Linglu Wang	A relative of Mr. Yanzhi Wang
5	Xiaodan Qu	A director of the Company
6	Yang Gao	A director and General Manager of Shanghai Hui Zhi Ren Culture and Creativity Co., Ltd., a subsidiary of VIE
7	Horgos Gaea Network Co., Ltd. (“Horgos Gaea”)	An entity controlled by Mr. Yanzhi Wang
8	Beijing Gaea Interactive Entertainment Co., Ltd. (“Beijing Gaea”)	An entity controlled by Mr. Yanzhi Wang
9	Shenzhen Gaea Technology Corporation (“Shenzhen Gaea”)	An entity controlled by Mr. Yanzhi Wang
10	Shanghai Youmier Network Technology Co., Ltd (“Shanghai Youmier”)	An entity controlled by Mr. Yanzhi Wang
11	Gaea Mobile Limited	An entity controlled by Mr. Yanzhi Wang
12	Gaea Hong Kong Limited (“Gaea HK”)	An entity controlled by Mr. Yanzhi Wang
13	Avatar Group Holdings Limited (“Avatar”)	Major Shareholder of the Company and an entity controlled by Mr. Yanzhi Wang
14	Gaea Holdings Limited (“Gaea Holdings”)	An entity controlled by Mr. Yanzhi Wang
15	Ke Xing Shi Dai (Beijing) Technology Co., Ltd. (“Ke Xing”)	An entity controlled by Mr. Yanzhi Wang
14	Shanghai Huijie Culture Communication Co., Ltd (“Shanghai Huijie”)	The non-controlling shareholder (40%) of Shanghai Huizhiren Cultural Creative Co., Ltd
15	Shanghai Mobi Information Technology Co., Ltd (“Shanghai Mobi”)	An associate that Shanghai Jupiter owns 20% equity interest

Schedule of Amounts Due From Related Parties	Amounts due from related parties consisted of the following for the periods indicated:
	As of December 31,
	2022	2023
Accounts receivable
Shanghai Youmier(a)	$-	232,589
Shanghai Huijie(b)	-	133,667
Gaea Mobile Limited	137,327	-
Shanghai Mobi	14,499	-
Subtotal	$151,826	$366,256
(a)	The Group had entered into an exclusive publishing agreement with Shanghai Youmier, pursuant to which Shanghai Youmier acted as the exclusive publisher for Project A in China mainland. Project A was a mobile game developed by the Group and was commercially published in February 2023 by Shanghai Youmier. The Group recorded revenue share of the game from Shanghai Youmier as revenue, and the amount due from Shanghai Youmier represented the revenue invoiced but not collected yet.

(b)	The Group has entered into a framework service agreement with Shanghai Huijie in which the Group provides animation production services to Shanghai Huijie for multiple animation projects. Accounts due from Shanghai Huijie represented the revenue invoiced but not collected yet. Amount due to Shanghai Huijie represented advance from Shanghai Huijie for the animation production services provided.

Schedule of Amount Due to Related Parties	Amount due to related parties consisted of the following for the periods indicated:
	As of December 31,
	2022	2023
Amount due to related parties, current portion
Shanghai Huijie(b)	$445,840	$334,844
Yang Gao	37,696	-
Subtotal	$483,536	$334,844

Amount due to related parties, non-current portion
Linglu Wang(c)	$-	$6,764,024
Shenzhen Gaea(d)	5,065,673	4,921,050
Avatar(e)	3,221,438	4,826,109
Beijing Gaea(f)	3,884,763	2,732,721
Gaea Holdings(e)	-	2,177,725
Yiran Xu(g)	795,836	1,396,054
Shanghai Youmier(d)	382,764	625,361
Horgos Gaea(h)	259,430	262,545
Gaea Mobile Limited(e)	1,583,743	48,220
Yanzhi Wang(c)	1,974,438	-
Xiaoting Wang(c)	1,686,782	-
Gaea HK(e)	546,277	-
Subtotal	$19,401,144	$23,753,809
Total	$19,884,680	$24,088,653

(a)	The Group had entered into an exclusive publishing agreement with Shanghai Youmier, pursuant to which Shanghai Youmier acted as the exclusive publisher for Project A in China mainland. Project A was a mobile game developed by the Group and was commercially published in February 2023 by Shanghai Youmier. The Group recorded revenue share of the game from Shanghai Youmier as revenue, and the amount due from Shanghai Youmier represented the revenue invoiced but not collected yet.

(b)	The Group has entered into a framework service agreement with Shanghai Huijie in which the Group provides animation production services to Shanghai Huijie for multiple animation projects. Accounts due from Shanghai Huijie represented the revenue invoiced but not collected yet. Amount due to Shanghai Huijie represented advance from Shanghai Huijie for the animation production services provided.
(c)	The Group had obtained multiple loans from Mr. Yanzhi Wang and Ms. Xiaoting Wang to support its working capital needs in 2021. These loans bore an interest rate of 5.5% per annum. As of December 31, 2022, the Group had total amounts of the loans and accrued interests due to Mr. Yanzhi Wang and Ms. Xiaoting Wang of $1,974,438 and $1,686,782, respectively. In April 2023, Mr. Yanzhi Wang and Ms. Xiaoting Wang transferred all the outstanding amounts to Ms. Linglu Wang. Upon the transfer, Ms. Linglu Wang agreed to an unchanged 5.5% annual interest rate and a maturity date of April 2025 for all the loans due to her. In addition, in April 2023, the Group obtained a one-year loan from Ms. Linglu Wang. The principal amount of the loan was RMB20,000,000 (equivalent to $2,824,500) and it bears an interest rate of 8% per annum.
(d)	The Group has engaged Shenzhen Gaea to support the operation and marketing of one of its mobile games from 2020 to 2021. And the balance represented the unpaid amounts accrued under such arrangement. In January 2022, an amendment was entered into among Shenzhen Gaea, Shanghai Youmier and the Group, pursuant to which Shanghai Youmier shall replace Shenzhen Gaea to provide such operation and marketing services starting from January 2022. The balance owed to Shanghai Youmier represented the unpaid service fees starting from January 2022 under this agreement. Both Shenzhen Gaea and Shanghai Youmier have issued letter of not demanding repayment with regard to all the outstanding payables owed by the Group till April 2026 and April 2025, respectively. Therefore, amounts due to Shenzhen Gaea and Shanghai Youmier were classified into non-current liabilities.
(e)	The balances as of December 31, 2022 represented the working capital loans from related parties with annualized interest rate ranging from 4.5% to 4.75% and the accrued interest. In September 2023, Gaea Mobile Limited and Gaea HK transferred all the loans and accrued interests to Gaea Holdings. Concurrently, the Group entered into debt conversion agreements with Avatar and Gaea Holdings, pursuant to which Avatar and Gaea shall convert their debts, being $4,826,109 and $2,177,725, respectively, into Class A ordinary shares in the Company, at a determined share price; all the loans shall cease to accrue any additional interests up to June 30, 2023. As of December 31, 2023, the debt conversion transaction wasn’t closed yet.
(f)	The balance due to Beijing Gaea was comprised of: (1) working capital loans, which the Group obtained from Beijing Gaea in 2022 with an interest rate of 7.46% per annum, together with accrued interests, in an aggregate amount of $2,676,111; and (2) service fees of $56,610, incurred prior to 2020, for the administrative services provided by Beijing Gaea to the Group. The maturity dates of the loans were extended to ranging from January to December 2025, and hence the outstanding balance was classified as non-current.
(g)	The balance as of December 31, 2022 and 2023 represented the working capital loans from Mr. Yiran Xu with an average interest rate of 8.4% per annum. The maturity dates of the loans were extended to ranging from August to December 2025, and hence the outstanding balance was classified as non-current.
(h)	The balance as of December 31, 2022 and 2023 represented the working capital loans from Horgos Gaea with an interest rate of 4.5% per annum and maturity date of April 2025.
(i)	In May 2021, through a debt transfer agreement with Horgos Gaea, Ke Xing received the right to collect the series of debts totaling RMB206 million (US$32.1 million) due from MMV. This outstanding balance was converted into MMV equity in May 2021.

Schedule of Related Party Transactions
	For the years ended December 31,
	2021	2022	2023
Revenue from related parties
Shanghai Huijie(b)	$1,723,973	$2,860,019	$1,880,944
Shanghai Youmier(a)	-	-	1,126,296
Shanghai Mobi	-	177,274	93,884
Gaea Mobile Limited	126,852	5,168	-
Total	$1,850,825	$3,042,461	$3,101,124

Loans from related parties
Wang Linglu(c)	$-	$-	$2,824,500
Xiaoting Wang(c)	2,129,968	-	-
Yanzhi Wang(c)	2,005,953	-	-
Beijing Gaea(f)	-	3,492,347	-
Avatar(e)	420,000	2,685,000	1,500,000
Gaea Mobile Limited(e)	660,000	855,000	48,000
Gaea HK(e)	-	545,000	-
Yang Gao	77,510	68,361	-
Yiran Xu(g)	775,098	-	550,000
Horgos Gaea(h)	257,332	-	-
Total	$6,325,861	$7,645,708	$4,922,500

Repayment of loan from related parties
Beijing Gaea(f)	$-	$-	$1,007,047
Gao Yang	-	104,027	36,718
Wang Xiaoting(c)	-	445,831	20,738
Total	$-	$549,858	$1,064,503

Interest expenses for loans from a related parties
Linglu Wang(c)	$-	$-	$412,175
Beijing Gaea(f)	-	163,972	215,729
Avatar(e)	4,098	112,340	104,671
Yiran Xu(g)	6,158	66,773	73,080
Gaea Mobile Limited(e)	14,550	54,192	220
Gaea HK(e)	-	1,277	-
Gaea Holdings(e)	-	-	47,705
Horgos Gaea(h)	8,471	11,100	10,550
Yanzhi Wang(c)	11,788	89,472	-
Xiaoting Wang(c)	49,891	84,479	-
Total	$94,956	$583,605	$864,130

Technical and promotional support cost with a related party
Shanghai Youmier(d)	$-	$370,124	$254,205
Shenzhen Gaea	408,267	-	-

Receipt in advance from a related party
Shanghai Huijie(b)	$-	$456,984	$98,591

Share-based compensation granted to a related party
Yiran Xu	$25,663,139	$4,528,788	$15,095,968

Payables, loans and interests from related party converted to equity
Ke Xing(i)	$32,102,975	$-	$-

Payables due to a related party waived by
Qu Xiaodan	$15,089	$-	$-

(a)	The Group had entered into an exclusive publishing agreement with Shanghai Youmier, pursuant to which Shanghai Youmier acted as the exclusive publisher for Project A in China mainland. Project A was a mobile game developed by the Group and was commercially published in February 2023 by Shanghai Youmier. The Group recorded revenue share of the game from Shanghai Youmier as revenue, and the amount due from Shanghai Youmier represented the revenue invoiced but not collected yet.

(b)	The Group has entered into a framework service agreement with Shanghai Huijie in which the Group provides animation production services to Shanghai Huijie for multiple animation projects. Accounts due from Shanghai Huijie represented the revenue invoiced but not collected yet. Amount due to Shanghai Huijie represented advance from Shanghai Huijie for the animation production services provided.
(c)	The Group had obtained multiple loans from Mr. Yanzhi Wang and Ms. Xiaoting Wang to support its working capital needs in 2021. These loans bore an interest rate of 5.5% per annum. As of December 31, 2022, the Group had total amounts of the loans and accrued interests due to Mr. Yanzhi Wang and Ms. Xiaoting Wang of $1,974,438 and $1,686,782, respectively. In April 2023, Mr. Yanzhi Wang and Ms. Xiaoting Wang transferred all the outstanding amounts to Ms. Linglu Wang. Upon the transfer, Ms. Linglu Wang agreed to an unchanged 5.5% annual interest rate and a maturity date of April 2025 for all the loans due to her. In addition, in April 2023, the Group obtained a one-year loan from Ms. Linglu Wang. The principal amount of the loan was RMB20,000,000 (equivalent to $2,824,500) and it bears an interest rate of 8% per annum.
(d)	The Group has engaged Shenzhen Gaea to support the operation and marketing of one of its mobile games from 2020 to 2021. And the balance represented the unpaid amounts accrued under such arrangement. In January 2022, an amendment was entered into among Shenzhen Gaea, Shanghai Youmier and the Group, pursuant to which Shanghai Youmier shall replace Shenzhen Gaea to provide such operation and marketing services starting from January 2022. The balance owed to Shanghai Youmier represented the unpaid service fees starting from January 2022 under this agreement. Both Shenzhen Gaea and Shanghai Youmier have issued letter of not demanding repayment with regard to all the outstanding payables owed by the Group till April 2026 and April 2025, respectively. Therefore, amounts due to Shenzhen Gaea and Shanghai Youmier were classified into non-current liabilities.
(e)	The balances as of December 31, 2022 represented the working capital loans from related parties with annualized interest rate ranging from 4.5% to 4.75% and the accrued interest. In September 2023, Gaea Mobile Limited and Gaea HK transferred all the loans and accrued interests to Gaea Holdings. Concurrently, the Group entered into debt conversion agreements with Avatar and Gaea Holdings, pursuant to which Avatar and Gaea shall convert their debts, being $4,826,109 and $2,177,725, respectively, into Class A ordinary shares in the Company, at a determined share price; all the loans shall cease to accrue any additional interests up to June 30, 2023. As of December 31, 2023, the debt conversion transaction wasn’t closed yet.
(f)	The balance due to Beijing Gaea was comprised of: (1) working capital loans, which the Group obtained from Beijing Gaea in 2022 with an interest rate of 7.46% per annum, together with accrued interests, in an aggregate amount of $2,676,111; and (2) service fees of $56,610, incurred prior to 2020, for the administrative services provided by Beijing Gaea to the Group. The maturity dates of the loans were extended to ranging from January to December 2025, and hence the outstanding balance was classified as non-current.
(g)	The balance as of December 31, 2022 and 2023 represented the working capital loans from Mr. Yiran Xu with an average interest rate of 8.4% per annum. The maturity dates of the loans were extended to ranging from August to December 2025, and hence the outstanding balance was classified as non-current.
(h)	The balance as of December 31, 2022 and 2023 represented the working capital loans from Horgos Gaea with an interest rate of 4.5% per annum and maturity date of April 2025.
(i)	In May 2021, through a debt transfer agreement with Horgos Gaea, Ke Xing received the right to collect the series of debts totaling RMB206 million (US$32.1 million) due from MMV. This outstanding balance was converted into MMV equity in May 2021.